Liquidity and Going Concern (Details Narrative) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Mar. 13, 2018	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Cash balances		$ 1,019	$ 1,577	$ 1,637	$ 4,054
Working capital		1,000	1,000
Minimum bid price requirement, description	The Company received a letter from Nasdaq indicating that it had failed to maintain compliance with the $1.00 per share minimum bid price for 30 consecutive business days, as required under Nasdaq Listing Rule 5550(a)(2). The Company was provided 180 calendar days, or until September 10, 2018, to regain compliance, after which period it requested, and was granted, an additional 180-calendar-day grace period to regain compliance. In order for WWR's common stock to continue to be listed on Nasdaq, the Company must regain compliance with Nasdaq's $1.00 minimum bid price requirement for a minimum of 10 consecutive business days prior to March 11, 2019.
April 2, 2019 [Member]
Minimum bid price requirement, description	The Company intends to seek shareholder approval for a reverse stock split of its common stock to regain compliance with Nasdaq's $1.00 per share minimum bid price listing rule.
Cantor Fitzgerald & Co [Member] | ATM Offering [Member]
Net proceeds from direct offering		10,000	8,000
Cantor Fitzgerald & Co [Member] | ATM Offering [Member] | January 31, 2019 [Member]
Available for future sales			3,100
Laramide Resources Ltd [Member]
Promissory note		$ 2,250	$ 2,000